UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Variable Investment Fund
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-5125 Securities Act File Number: 33-13690 4(a). Last day of fiscal year for which this notice is filed: December 31, 2003

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Balanced Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$0
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$0
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	0

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$0
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0

============= Balanced Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$0
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$0
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	0

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$0
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ 0
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0

=============

Appreciation Portfolio – Initial Shares (f/k/a: Capital Appreciation Portfolio)

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$22,164,937
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$11,525,756
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	11,525,756

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$10,639,181
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	1,347.98
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 1,347.98 ==========

Appreciation Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$65,634
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$2,994
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	2,994

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$62,640
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$7.94
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 7.94
---------------
Disciplined Stock Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$2,516,608.50
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$1,824,968.72
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	1,824,968.72

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$691,639.78
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$0
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	87.63
	“0” if no fee is due):	=============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 87.63

============= Disciplined Stock Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$0
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$0
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	0

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$0
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =========== Growth and Income Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$11,434
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$625
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$33,070,726
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	33,071,351

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$0
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(33,059,917)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0
	“0” if no fee is due):	============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0

=========== Growth and Income Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$-0-
pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$-0-
the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$-0-
5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(-0-)
5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$ -0-
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

8

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-

=============

International Equity Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$ 0
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$ 0
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	0

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$0
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$	(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0
	“0” if no fee is due):	=============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0

============= International Equity Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$-0-
pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$-0-
the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ -0-

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ -0-
5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$	(-0-)
5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ -0-
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-

============

International Value Portfolio – Initial Shares
5.	Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the fiscal year		$23,175,948
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$14,935,489
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	14,935,489

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$8,240,459
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	1,044.07
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 1,044.07 ============= International Value Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$0
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ -0-

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(		)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x		.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=		$0
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0

=============

Limited Term High Income Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$ -0-
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$29,326,055
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):		-$	29,326,055

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$29,326,055
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction		x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter		=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

============= Limited Term High Income Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$ -0-
pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$ -0-
the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):		$ -0-

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$ -0-
5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$( )
5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction		x
C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter		=$ -0-
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-

-------------
Money Market Portfolio

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$249,980,072.64
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$230,342,028.67
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):			-$	230,342,028.67

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item				$19,638,043.97
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction			x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter			=$	2,488.14
	“0” if no fee is due):			==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 2488.14

=============

Quality Bond Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$6,351,484
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$10,006,659
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$13,122,425
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	23,129,084

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$0.00
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(16,777,600)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Quality Bond Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$0.00
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$0.00
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	0.00

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$0.00
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$	(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0.000
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Developing Leaders Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$28,258,526
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$20,573,176
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$618,894,240
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	639,467,416

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(611,208,890)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Developing Leaders Portfolio – Service Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$-0-
pursuant to section 24(f):

	(ii)	Aggregate price of securities redeemed or repurchased during	$-0-
the fiscal year:

	(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):			-$	0

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item				$0
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction			x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter			=$	0
	“0” if no fee is due):			==============
6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $-0-==========
Small Company Stock Portfolio`- Initial Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year		$2,290
		pursuant to section 24(f):

	(ii)	Aggregate price of securities redeemed or repurchased during		$-0-
		the fiscal year:

	(iii)	Aggregate price of securities redeemed or repurchased during		$4,405,376
		any PRIOR fiscal year ending no earlier than October 11, 1995

		that were not previously used to reduce registration fees payable
		to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	4,405,376

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(4,403,086)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Small Company Stock Portfolio`- Service Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year			$0
		pursuant to section 24(f):

	(ii)	Aggregate price of securities redeemed or repurchased during	$0
		the fiscal year:

	(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
		any PRIOR fiscal year ending no earlier than October 11, 1995

		that were not previously used to reduce registration fees payable
		to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):		-$	0

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item			$0
		5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction			x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter			=$	0
	“0” if no fee is due):			==============
6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0 ============
Special Value Portfolio – Initial Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year		$-0-
		pursuant to section 24(f):

	(ii)	Aggregate price of securities redeemed or repurchased during		$-0-
		the fiscal year:

	(iii)	Aggregate price of securities redeemed or repurchased during		$17,085,161
		any PRIOR fiscal year ending no earlier than October 11, 1995

		that were not previously used to reduce registration fees payable
		to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	17,085,161

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$0
		5(iv) from Item 5(i)]:

	(vi)	Redemption credits available for use in future years -- if Item		$(17,085,161)
		5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

==============

Special Value Portfolio – Service Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ -0-
pursuant to section 24(f):

	(ii)	Aggregate price of securities redeemed or repurchased during	$ -0-
the fiscal year:

	(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$-0-

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$-0-
5(iv) from Item 5(i)]:

	(vi)	Redemption credits available for use in future years -- if Item	$	(-0-)
5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$-0-
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$-0-

===========

TOTAL FOR ALL: =$4,975.76 =============

9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X ]	Wire Transfer
[	]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*
/s/ Michael A. Rosenberg

Michael A. Rosenberg, Secretary

Date: March 18, 2004

* Please print the name and title of the signing officer below the signature.